Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash
For purposes of the consolidated statement of cash flows, cash and cash equivalents include cash on hand and in banks, including restricted cash. Cash and cash equivalents at the end of the reporting period as shown in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statements of financial position as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

Cash and cash equivalents	$501,093,921	$139,056,863	$452,802,049
Current restricted cash	72,215	90,222	19,083
	501,166,136	139,147,085	452,821,132

Non-current restricted cash	735,312	735,312	735,312

Total	$501,901,448	$139,882,397	$453,556,444
Restricted cash represents balances held by the Entity that are only available for use under certain conditions pursuant to the loan agreements entered into by the Entity. Such conditions include payment of monthly debt service fee and compliance with certain covenants set forth in the loan agreement. These restrictions are classified according to their restriction period: less than 12 months and over one year, considering the period of time in which such restrictions are fulfilled. Non-current restricted cash was classified within security deposits made in the accompanying consolidated statements of financial position.
Non‑cash transactions
The Entity did not have additions to the right-of-use asset and lease liabilities during 2023. Additions to right of use assets during 2022 and 2021 of $635,956 and $1,144,662, respectively were financed by new leases. Other non-cash investing activities related to investment properties are included in Note 8.
Changes in liabilities arising from financing activities not requiring cash relate to a decrease for the amortization of debt issuance costs for $1,971,555, $1,544,113 and $4,781,465 in 2023, 2022 and 2021, respectively and an increase for new lease liabilities for $635,956 and $1,144,662 in 2022 and 2021, respectively.
Unpaid dividends are included in Note 12.4.